Annual Operating Expenses {- International Equity Series} - Templeton Institutional Funds-31 - International Equity Series	May 01, 2021
Primary Shares
Operating Expenses:
Management fees	0.78%
Other expenses	0.09%
Total annual Fund operating expenses	0.87%	[1]
Fee waiver and/or expense reimbursement	(0.04%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.83%	[1],[2]
Service Shares
Operating Expenses:
Management fees	0.78%
Other expenses	0.24%
Total annual Fund operating expenses	1.02%	[1]
Fee waiver and/or expense reimbursement	(0.04%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.98%	[1],[2]

[1]

1. Net expense ratios have been restated to reflect current fiscal year fees and expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. The investment manager has contractually agreed to waive its fee so that the management fee for the Fund does not exceed 0.74% until April 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower cap on Fund’s fees and expenses (which would result in lower fees for shareholders).